Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 335,000.00
Previously Paid Amount	0.00
Total Fee Amount	46.26
Total Offset Amount	0.00
Net Fee	46.26
Narrative - Max Aggregate Offering Price	$ 335,000.00
Final Prospectus	true